Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 6,649,000	$ 2,065,000	$ 3,027,000
Restricted cash	10,000	10,000
Accounts receivable, net	171,000	110,000
Inventories	453,000	106,000	939,000
Prepaid and other current assets	699,000	167,000
Total current assets	7,982,000	2,458,000
Restricted cash	250,000
Property and equipment, net	295,000	320,000	287,000
Right-of-use asset	4,334,000	95,000
Other assets	1,091,000	69,000
Total assets	13,952,000	2,942,000
Current liabilities
Accounts payable	1,130,000	808,000
Accrued liabilities	553,000	446,000	666,000
Accrued compensation	272,000	182,000	86,000
Current portion of Paycheck Protection Program loan	39,000
Current portion of lease liabilities	0	108,000
Current portion of deferred revenue	103,000	19,000
Total current liabilities	1,825,000	1,381,000
Noncurrent Paycheck Protection Program loan	428,000
Noncurrent portion of lease liabilities	4,749,000	0
Deferred rent, less current portion			89,000
Noncurrent portion of deferred revenue	123,000	138,000
Other liabilities	315,000	321,000	386,000
Total liabilities	7,440,000	1,840,000
Commitments and contingencies (Note 10)
Convertible preferred stock, $0.001 par value, authorized shares - 73,000,000 at December 31, 2019 and 2018; issued and outstanding shares - 35,184,882 and 33,561,102 at December 31, 2019 and 2018, respectively; liquidation preference - $40,294 and $37,915 at December 31, 2019 and 2018, respectively		39,070,000
Stockholders' deficit
Preferred stock, $0.0001 par value; 10,000 shares authorized; no shares issued and outstanding
Common stock, $0.0001 par value; 200,000 shares authorized; 3,317 shares and 3,316 shares issued and outstanding at December 31, 2019 and 2018, respectively	1,000
Additional paid-incapital	66,638,000	6,864,000
Accumulated deficit	(59,194,000)	(43,933,000)
Total Histogen Inc. stockholders' equity (deficit)	7,445,000	(37,069,000)
Noncontrolling interest	(933,000)	(899,000)
Total equity (deficit)	6,512,000	(37,968,000)	(35,520,000)
Total liabilities and stockholders' equity	$ 13,952,000	2,942,000
Previously Reported [Member]
Current assets
Cash and cash equivalents		2,065,000	3,027,000
Restricted cash		10,000	10,000
Accounts receivable, net		110,000	250,000
Inventories		106,000	939,000
Prepaid and other current assets		167,000	11,000
Total current assets		2,458,000	4,237,000
Property and equipment, net		320,000	287,000
Right-of-use asset		95,000
Other assets		69,000	223,000
Total assets		2,942,000	4,747,000
Current liabilities
Accounts payable		808,000	315,000
Accrued liabilities		446,000	666,000
Current portion of lease liabilities		108,000
Current portion of deferred revenue		19,000	1,545,000
Indemnification liability			239,000
Warrant liabilities			276,000
Total current liabilities		1,381,000	3,041,000
Noncurrent portion of deferred revenue		138,000	157,000
Other liabilities		321,000	386,000
Total liabilities		1,840,000	3,584,000
Commitments and contingencies (Note 10)
Convertible preferred stock, $0.001 par value, authorized shares - 73,000,000 at December 31, 2019 and 2018; issued and outstanding shares - 35,184,882 and 33,561,102 at December 31, 2019 and 2018, respectively; liquidation preference - $40,294 and $37,915 at December 31, 2019 and 2018, respectively		39,070,000	36,683,000
Stockholders' deficit
Common stock, $0.0001 par value; 200,000 shares authorized; 3,317 shares and 3,316 shares issued and outstanding at December 31, 2019 and 2018, respectively		23,000	23,000
Additional paid-incapital		6,841,000	6,288,000
Accumulated deficit		(43,933,000)	(40,967,000)
Total Histogen Inc. stockholders' equity (deficit)		(37,069,000)	(34,656,000)
Noncontrolling interest		(899,000)	(864,000)
Total equity (deficit)		(37,968,000)	(35,520,000)
Total liabilities and stockholders' equity		2,942,000	4,747,000
Predecessor Company [Member]
Current assets
Cash and cash equivalents		20,703,000	11,565,000
Marketable securities		0	29,127,000
Collaboration receivables		122,000	3,677,000
Prepaid and other current assets		781,000	3,057,000
Total current assets		21,606,000	47,426,000
Property and equipment, net			154,000
Right-of-use asset		221,000
Other assets		221,000	1,223,000
Total assets		21,827,000	48,803,000
Current liabilities
Accounts payable and accrued expenses		1,064,000	6,216,000
Accrued compensation		238,000	2,230,000
Current portion of lease liabilities		338,000
Current portion of deferred revenue			10,075,000
Total current liabilities		1,640,000	18,521,000
Deferred revenue, less current portion			2,815,000
Deferred rent, less current portion			68,000
Stockholders' deficit
Preferred stock, $0.0001 par value; 10,000 shares authorized; no shares issued and outstanding
Additional paid-incapital		218,201,000	214,045,000
Accumulated other comprehensive loss			(17,000)
Accumulated deficit		(198,014,000)	(186,629,000)
Total Histogen Inc. stockholders' equity (deficit)		20,187,000	27,399,000
Total equity (deficit)		20,187,000	27,399,000
Total liabilities and stockholders' equity		$ 21,827,000	$ 48,803,000